Consolidated Statements of Comprehensive Income - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net earnings	$ 111,330	$ 289,244
Unrealized gain (loss) on translation of assets and liabilities of operations denominated in foreign currency	119,821	(33,433)
Foreign exchange gain (loss) on net investment hedge with U.S. denominated debt	(69,027)	21,195
Tax benefit related to net investment hedge of long-term debt	750	0
Comprehensive income	162,874	277,006
Attributable to:
Shareholders of Precision Drilling Corporation	162,739	277,006
Non-controlling interests	$ 135	$ 0